Supplemental Financial Information - Inventories (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Disclosure Text Block Supplement [Abstract]
Materials	$ 248	$ 226
Work in process	260	258
Finished products	987	918
Inventories	$ 1,495	$ 1,402